Other Accrued Liabilities	12 Months Ended
Mar. 31, 2012
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities	9. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2011	2012
Accrued expenses	$729	$681
Value added tax payable	9	11
Others	715	619
	$1,453	$1,311